Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Summary of effect on consolidated balance sheet as result of adopting ASC 842

	As of	Effect of		As of
	December 31, 2021	adoption		January 1, 2022
	RMB ‘000	RMB ‘000		RMB’000
Assets
Current assets
Cash and cash equivalents	1,038,583	—		1,038,583
Short-term investments	—	—		—
Accounts receivable, net of allowance of
RMB14,731 as of December 31, 2021	99,961	—		99,961
Prepayments and other current assets	167,161	—		167,161
Amounts due from related parties	51,937	—		51,937
Inventories	58,575	—		58,575
Total current assets	1,416,217	—		1,416,217
Non-current assets
Restricted cash	946	—		946
Contract costs	62,415	—		62,415
Property and equipment, net	439,015	—		439,015
Operating lease right-of-use assets	—	2,200,280	(a)	2,200,280
Intangible assets, net	3,820	—		3,820
Goodwill	17,446	—		17,446
Other assets	182,581	(11,758)	(b)	170,823
Deferred tax assets	122,707	—		122,707
Total non-current assets	828,930	2,188,522		3,017,452
Total assets	2,245,147	2,188,522		4,433,669

	As of	Effect of		As of
	December 31, 2021	adoption		January 1, 2022
	RMB ‘000	RMB ‘000		RMB’000
Current liabilities
Operating lease liabilities, current	—	317,483	(c)	317,483
Accounts payable	161,277	—		161,277
Deferred revenue	233,735	—		233,735
Salary and welfare payable	95,238	—		95,238
Accrued expenses and other payables	447,380	(6,483)	(d)	440,897
Income taxes payable	46,176	—		46,176
Short-term borrowings	64,808	—		64,808
Current portion of long-term borrowings	1,000	—		1,000
Other amounts due to related parties	1,772	—		1,772
Total current liabilities	1,051,386	311,000		1,362,386
Non-current liabilities
Operating lease liabilities, non-current	—	2,081,578	(c)	2,081,578
Deferred revenue	267,909	—		267,909
Long-term borrowings, non-current portion	43,630	—		43,630
Other non-current liabilities	317,607	(204,056)	(d)	113,551
Total non-current liabilities.	629,146	1,877,522		2,506,668
Total liabilities	1,680,532	2,188,522		3,869,054
Equity
Class A ordinary shares	218	—		218
Class B ordinary shares	56	—		56
Additional paid in capital	764,502	—		764,502
Accumulated deficit	(176,403)	—		(176,403)
Accumulated other comprehensive loss	(8,947)	—		(8,947)
Total equity attributable to shareholders of the Company	579,426	—		579,426
Non-controlling interests	(14,811)	—		(14,811)
Total equity	564,615	—		564,615
Commitments and contingencies	—	—		—
Total liabilities and shareholders’ equity	2,245,147	2,188,522		4,433,669
(a)	Represents the net result of capitalization of operating lease payments and reclassification of deferred rental initial direct cost and deferred rent accrual.
(b)	Represents deferred rental initial direct cost reclassified to operating lease right-of-use assets.
(c)	Represents recognition of the current portion and non-current portion of operating lease liabilities.
(d)	Represents reclassification of the current portion and non-current portion of deferred rent accrual to operating lease right-of-use assets.

Summary of Group's cash and cash equivalents deposited in financial institutions locations

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Financial institutions in the mainland PRC
—Denominated in RMB	965,855	1,290,408
—Denominated in USD	3,270	3,541
Total cash balances held at mainland PRC financial institutions	969,125	1,293,949
Hong Kong
—Denominated in RMB	9,859	9,884
—Denominated in USD	5,554	5,990
Total cash balances held at the Hong Kong financial institutions	15,413	15,874
Cayman Islands
—Denominated in RMB	272	273
—Denominated in USD	53,773	279,065
Total cash balances held at the Cayman Islands financial institutions	54,045	279,338
Total cash and cash equivalents balances held at financial institutions	1,038,583	1,589,161

Schedule of estimated useful lives property and equipment

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Schedule of reconciliation of total interest costs to interest expenses as reported in the consolidated statements of comprehensive income

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Total interest expenses	6,130	9,469	6,501
Less: interest expenses capitalized	(4,649)	(1,532)	—
Interest expenses.	1,481	7,937	6,501

Schedule of amortization period of intangible assets

Purchased software	5 years

Schedule of activities of the asset retirement obligation liability

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Balance at the beginning of the year	3,429	3,597
Accretion expense	168	176
Balance at the end of the year	3,597	3,773